Accounts Receivable, Net - Schedule of Allowance for Accounts Receivable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2024
Schedule of Allowance for Accounts Receivable [Abstract]
Balance, at beginning of the period	$ 741,753	$ 803,170
Effects on adoption of ASC 326		(3,553)
Addition (Reversal)	789,852	(79,442)	$ (79,442)
Exchange rate difference	(15,861)	21,578
Balance, at end of the period	$ 1,515,744	$ 741,753	$ 741,753